Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000256497 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.90%
C000256497 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000256497 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256497 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256497 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256497 | ASML Holding NV_Class NY
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256497 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256497 | Synopsys, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256497 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256497 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256497 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256497 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000256497 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256497 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000256497 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256497 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000256497 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000256499 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.90%
C000256499 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000256499 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256499 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256499 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256499 | ASML Holding NV_Class NY
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256499 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256499 | Synopsys, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256499 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256499 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256499 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256499 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000256499 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256499 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000256499 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256499 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000256499 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000256495 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.90%
C000256495 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000256495 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256495 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256495 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256495 | ASML Holding NV_Class NY
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256495 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256495 | Synopsys, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256495 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256495 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256495 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256495 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000256495 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256495 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000256495 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256495 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000256495 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000256496 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.90%
C000256496 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000256496 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256496 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256496 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256496 | ASML Holding NV_Class NY
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256496 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256496 | Synopsys, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256496 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256496 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256496 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256496 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000256496 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256496 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000256496 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256496 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000256496 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000256498 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.90%
C000256498 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000256498 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256498 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256498 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256498 | ASML Holding NV_Class NY
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256498 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256498 | Synopsys, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256498 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256498 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256498 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256498 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000256498 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256498 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000256498 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256498 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000256498 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000256539 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256539 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000256539 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000256539 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000256539 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000256539 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000256539 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000256539 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256539 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256540 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256540 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000256540 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000256540 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000256540 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000256540 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000256540 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000256540 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256540 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256541 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256541 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000256541 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000256541 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000256541 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000256541 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000256541 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000256541 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256541 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256538 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256538 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000256538 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000256538 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000256538 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000256538 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000256538 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000256538 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000256538 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	3.10%